Aris Gold Transaction - Acquisition Date Fair Value (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Oct. 02, 2023 Year shares $ / shares	May 12, 2023 shares Year $ / shares	Jan. 12, 2023 shares Year $ / shares	Sep. 26, 2022 USD ($) shares $ / shares	Jun. 01, 2022 shares Year $ / shares	Apr. 01, 2022 Year shares $ / shares	Mar. 23, 2022 Year shares $ / shares	Jan. 26, 2022 shares Year $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 26, 2022 $ / shares	Dec. 31, 2021 shares
Purchase Price:
Exercise price (in CAD per share) | $ / shares	$ 3.09	$ 3.40	$ 4.03		$ 3.72	$ 5.84	$ 3.80	$ 5.45
Number of stock options, granted (in shares)	60,152	26,815	1,691,964		208,115	1,091,000	702,257	600,000	1,778,931	1,691,000
Expected life of warrants | Year	3	3.01	3		2.7	2.5	2.5	2.5
Expected volatility	46.95%	55.47%	58.36%		52.22%	54.49%	45.43%	55.33%
Dividends yield	0.00%	0.00%	0.00%		0.00%	3.29%	0.00%	3.30%
Risk-free interest rate	4.64%	3.50%	3.67%		3.74%	2.24%	3.74%	1.22%
Number of shares outstanding (in shares)									137,569,590	136,057,661	137,569,590	136,057,661
Share price (in USD and CAD per share) | (per share)									$ 4.43	$ 3.40	$ 3.35	$ 2.51	$ 3.19
Exchange ratio for former shareholders of Aris God				0.5					0.5		0.5
Aris Gold
Purchase Price:
Share price (in USD and CAD per share) | $ / shares													1.64
Unlisted Warrants
Purchase Price:
Expected life of warrants				2.2
Expected volatility				45.40%
Dividends yield				3.30%
Risk-free interest rate				3.77%
Liquidity discount				24.00%
Performance Share Units (PSU)
Purchase Price:
Number of other equity instruments outstanding in share-based payment arrangement									1,472,719	706,286	1,472,719	706,286		378,613
Director Share Unit (DSU)
Purchase Price:
Number of other equity instruments outstanding in share-based payment arrangement									575,041	333,818	575,041	333,818		705,880
Aris Gold
Purchase Price:
Share consideration | $				$ 90,317
Total consideration | $				$ 223,601
Issuance of common shares (in shares)				38,420,690
Aris Gold | Aris Gold Common Shares
Purchase Price:
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date | $				$ 73,632
Aris Gold | Listed and Unlisted Warrants
Purchase Price:
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date | $				3,511
Aris Gold | Convertible Debenture
Purchase Price:
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date | $				35,000
Aris Gold | Gold Notes
Purchase Price:
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date | $				9,147
Aris Gold | Share options
Purchase Price:
Option, listed and unlisted warrants, and PSU and DSU consideration | $				$ 2,075
Exercise price (in CAD per share) | $ / shares				$ 4.36
Number of stock options, granted (in shares)				3,615,912
Expected life of warrants				2.3
Expected volatility				44.70%
Dividends yield				3.30%
Risk-free interest rate				3.74%
Aris Gold | Listed and Unlisted Warrants
Purchase Price:
Option, listed and unlisted warrants, and PSU and DSU consideration | $				$ 8,813
Aris Gold | Listed Warrants
Purchase Price:
Number of shares outstanding (in shares)				58,168,755
Exercised price (in CAD per share) | $ / shares													0.20
Forfeited exercise price (in CAD per share) | $ / shares				$ 0.20
Aris Gold | Unlisted Warrants
Purchase Price:
Exercise price (in CAD per share) | $ / shares				$ 3.00
Warrant (in shares)				3,300,000
Aris Gold | PSU and DSU
Purchase Price:
Option, listed and unlisted warrants, and PSU and DSU consideration | $				$ 1,106
Aris Gold | Performance Share Units (PSU)
Purchase Price:
Number of other equity instruments outstanding in share-based payment arrangement				1,412,571
Aris Gold | Director Share Unit (DSU)
Purchase Price:
Number of other equity instruments outstanding in share-based payment arrangement				467,352
Aris Gold | Common shares
Purchase Price:
Issuance of common shares (in shares)				38,420,690
Aris Gold | Forfeited Unlisted Warrants
Purchase Price:
Expected life of warrants				2.2
Expected volatility				45.40%
Dividends yield				3.30%
Risk-free interest rate				3.77%
Liquidity discount				24.00%
Exercise price (in CAD per share) | $ / shares													$ 6.00